Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Mar. 14, 2024	Mar. 15, 2024
Subsequent Events (Details) [Line Items]
Trust account balance (in Dollars)		$ 13.3
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Redeem certain public price (in Dollars per share)	$ 0.001
Sponsor [Member] | Anchor Investors [Member]
Subsequent Events (Details) [Line Items]
Founder shares	3
Non-redeemed shares	10
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Holders of public shares		1,031,997
Redemption price (in Dollars per share)		$ 10.92
Redemption amount (in Dollars)		$ 11.3